Earnings / (Loss) per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Earnings / (Loss) per Share [Abstract]
Dividends paid	$ 0	$ 0
Basic Earnings / (Loss) per Share [Abstract]
Net income / (loss) from continuing operations	(5,900)	4,633
Gain from repurchase of preferred shares	0	1,500
Net income /(loss) available to common stockholders from continuing operations	(5,900)	6,133
Net income from discontinued operations	400	1,303
Total net income / (loss) available to common stockholders	$ (5,500)	$ 7,436
Weighted average number of common shares outstanding (in shares)	5,019,981	4,805,969
Earnings / (Loss) per common share, continuing operations (in dollars per share)	$ (1.18)	$ 1.28
Earnings / (Loss) per common share, discontinued operations (in dollars per share)	0.08	0.27
Earnings / (Loss) per common share, total (in dollars per share)	$ (1.10)	$ 1.55
Diluted Earnings / (Loss) per Share [Abstract]
Net income / (loss) from continuing operations	$ (5,900)	$ 4,633
Gain from repurchase of preferred shares	0	1,500
Net income / (loss) available to common stockholders from continuing operations	(5,900)	6,133
Net income from discontinued operations	400	1,303
Total net income / (loss) available to common stockholders	$ (5,500)	$ 7,436
Weighted average number of common shares outstanding (in shares)	5,019,981	4,805,969
Effect of dilutive shares (in shares)	0	110,839
Total shares outstanding (in shares)	5,019,981	4,916,808
Earnings / (Loss) per common share, continuing operations (in dollars per share)	$ (1.18)	$ 1.25
Earnings / (Loss) per common share, discontinued operations (in dollars per share)	0.08	0.26
Earnings / (Loss) per common share, total (in dollars per share)	$ (1.10)	$ 1.51
Restricted Shares [Member]
Earnings / (Loss) per Share [Abstract]
Antidilutive securities excluded from computation of diluted loss per share (in shares)		0